Organization (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Nature of Business
Number of product candidates in Phase 2 clinical development	2	2
Accumulated deficit	$ (156,127)	$ (122,359)	$ (128,252)